CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 3.0%
Entertainment - 3.0%
Live Nation Entertainment Inc.	52,100	$2,368,466	*
World Wrestling Entertainment Inc., Class A Shares	50,700	1,720,251

TOTAL COMMUNICATION SERVICES		4,088,717

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.8%
Aptiv PLC	50,700	2,496,468

Diversified Consumer Services - 2.0%
Service Corp. International	69,900	2,733,789

Hotels, Restaurants & Leisure - 1.5%
Vail Resorts Inc.	14,400	2,127,024

Internet & Direct Marketing Retail - 1.9%
Chewy Inc., Class A Shares	34,700	1,300,903	*
Expedia Group Inc.	23,700	1,333,599

Total Internet & Direct Marketing Retail		2,634,502

Leisure Products - 2.1%
Hasbro Inc.	41,000	2,933,550

Specialty Retail - 3.9%
Carvana Co.	45,500	2,506,595	*
Ross Stores Inc.	32,100	2,791,737

Total Specialty Retail		5,298,332

TOTAL CONSUMER DISCRETIONARY		18,223,665

CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 3.7%
Casey’s General Stores Inc.	25,000	3,312,250
US Foods Holding Corp.	102,100	1,808,191	*

Total Food & Staples Retailing		5,120,441

Household Products - 1.8%
Reynolds Consumer Products Inc.	82,500	2,406,525

TOTAL CONSUMER STAPLES		7,526,966

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Pioneer Natural Resources Co.	24,500	1,718,675

FINANCIALS - 10.4%
Banks - 3.6%
First Republic Bank	33,900	2,789,292
Western Alliance Bancorp	72,000	2,203,920

Total Banks		4,993,212

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2020 Quarterly Report	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Insurance - 5.6%
Arch Capital Group Ltd.	88,800	$2,527,248	*
Hartford Financial Services Group Inc.	60,000	2,114,400
Progressive Corp.	40,700	3,005,288

Total Insurance		7,646,936

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Starwood Property Trust Inc.	166,800	1,709,700

TOTAL FINANCIALS		14,349,848

HEALTH CARE - 12.7%
Biotechnology - 3.8%
Alexion Pharmaceuticals Inc.	21,300	1,912,527	*
BioMarin Pharmaceutical Inc.	39,000	3,295,500	*

Total Biotechnology		5,208,027

Health Care Equipment & Supplies - 1.5%
Varian Medical Systems Inc.	20,400	2,094,264	*

Health Care Providers & Services - 1.3%
AmerisourceBergen Corp.	19,800	1,752,300

Life Sciences Tools & Services - 5.2%
Bio-Rad Laboratories Inc., Class A Shares	9,400	3,295,264	*
ICON PLC	17,000	2,312,000	*
Syneos Health Inc.	39,000	1,537,380	*

Total Life Sciences Tools & Services		7,144,644

Pharmaceuticals - 0.9%
Catalent Inc.	24,900	1,293,555	*

TOTAL HEALTH CARE		17,492,790

INDUSTRIALS - 16.1%
Aerospace & Defense - 4.1%
L3Harris Technologies Inc.	16,400	2,953,968
Teledyne Technologies Inc.	8,900	2,645,703	*

Total Aerospace & Defense		5,599,671

Airlines - 1.0%
Alaska Air Group Inc.	46,700	1,329,549

Building Products - 3.1%
Masonite International Corp.	36,400	1,727,180	*
Trane Technologies PLC	30,600	2,527,254

Total Building Products		4,254,434

Commercial Services & Supplies - 1.8%
Waste Connections Inc.	32,600	2,526,500

See Notes to Schedule of Investments.

2	ClearBridge Variable Mid Cap Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Electrical Equipment - 3.2%
AMETEK Inc.	30,300	$2,182,206
Rockwell Automation Inc.	15,100	2,278,741

Total Electrical Equipment		4,460,947

Road & Rail - 1.9%
Old Dominion Freight Line Inc.	20,250	2,658,015

Trading Companies & Distributors - 1.0%
Air Lease Corp.	60,900	1,348,326

TOTAL INDUSTRIALS		22,177,442

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.4%
Arista Networks Inc.	9,630	1,950,556	*

Electronic Equipment, Instruments & Components - 5.3%
CDW Corp.	31,300	2,919,351
IPG Photonics Corp.	15,000	1,654,200	*
Keysight Technologies Inc.	32,700	2,736,336	*

Total Electronic Equipment, Instruments & Components		7,309,887

IT Services - 1.0%
Amdocs Ltd.	26,200	1,440,214

Semiconductors & Semiconductor Equipment - 4.3%
Lam Research Corp.	12,700	3,048,000
Xilinx Inc.	36,400	2,837,016

Total Semiconductors & Semiconductor Equipment		5,885,016

Software - 5.8%
Aspen Technology Inc.	24,500	2,329,215	*
Autodesk Inc.	14,400	2,247,840	*
Splunk Inc.	21,300	2,688,699	*
Synopsys Inc.	5,300	682,587	*

Total Software		7,948,341

Technology Hardware, Storage & Peripherals - 2.2%
NCR Corp.	62,800	1,111,560	*
Western Digital Corp.	45,900	1,910,358

Total Technology Hardware, Storage & Peripherals		3,021,918

TOTAL INFORMATION TECHNOLOGY		27,555,932

MATERIALS - 3.2%
Chemicals - 0.3%
Methanex Corp.	40,500	492,885

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2020 Quarterly Report	3

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY		SHARES	VALUE
Containers & Packaging - 2.9%
Ardagh Group SA		76,800	$910,848
Ball Corp.		47,400	3,064,884

Total Containers & Packaging			3,975,732

TOTAL MATERIALS			4,468,617

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities Inc.		25,000	3,426,500
Americold Realty Trust		68,600	2,335,144
Vornado Realty Trust		25,400	919,734

Total Equity Real Estate Investment Trusts (REITs)			6,681,378

Real Estate Management & Development - 1.4%
Jones Lang LaSalle Inc.		18,600	1,878,228

TOTAL REAL ESTATE			8,559,606

UTILITIES - 5.9%
Electric Utilities - 2.2%
Eversource Energy		39,600	3,097,116

Multi-Utilities - 3.7%
Ameren Corp.		47,400	3,452,142
DTE Energy Co.		17,000	1,614,490

Total Multi-Utilities			5,066,632

TOTAL UTILITIES			8,163,748

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $117,892,561)			134,326,006

	Rate
SHORT-TERM INVESTMENTS - 2.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.266%	2,935,687	2,935,687
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.335%	733,922	733,922	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,669,609)			3,669,609

TOTAL INVESTMENTS - 100.2% (Cost - $121,562,170)			137,995,615
Liabilities in Excess of Other Assets - (0.2)%			(207,857)

TOTAL NET ASSETS - 100.0%			$137,787,758

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $733,922 and the cost was $733,922 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge Variable Mid Cap Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$134,326,006	—	—	$134,326,006
Short-Term Investments†	3,669,609	—	—	3,669,609

Total Investments	$137,995,615	—	—	$137,995,615

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,398,751	$2,024,813	2,024,813	$3,689,642	3,689,642	—	$1,411	—	$733,922

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